Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Mar 7, 2013
Document Effective Date	Mar 7, 2013
Prospectus Date	Nov 28, 2012

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the “Fund”)

Supplement dated March 7, 2013

to the Prospectus dated November 28, 2012

On February 12, 2013, the Board of Directors (the “Board”) of BlackRock Funds II approved a change to the Fund’s investment objective to become effective April 8, 2013. The Fund currently has an investment objective “to seek to provide a level of current income that exceeds the average yield on global stocks generally.” This will continue to be an objective of the Fund, however, effective April 8, 2013, the Fund will expand its investment objective to include “long-term capital appreciation.”

Effective April 8, 2013, the following changes are made to the Prospectus of the Fund.

The section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Global Dividend Income Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the BlackRock Global Dividend Income Portfolio (the “Global Dividend Income Portfolio” or the “Fund”) is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Supplement [Text Block]	brf35_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the “Fund”)

Supplement dated March 7, 2013

to the Prospectus dated November 28, 2012

On February 12, 2013, the Board of Directors (the “Board”) of BlackRock Funds II approved a change to the Fund’s investment objective to become effective April 8, 2013. The Fund currently has an investment objective “to seek to provide a level of current income that exceeds the average yield on global stocks generally.” This will continue to be an objective of the Fund, however, effective April 8, 2013, the Fund will expand its investment objective to include “long-term capital appreciation.”

Effective April 8, 2013, the following changes are made to the Prospectus of the Fund.

The section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Global Dividend Income Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the BlackRock Global Dividend Income Portfolio (the “Global Dividend Income Portfolio” or the “Fund”) is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

BLACKROCK GLOBAL DIVIDEND INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf35_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Global Dividend Income Portfolio

(the “Fund”)

Supplement dated March 7, 2013

to the Prospectus dated November 28, 2012

On February 12, 2013, the Board of Directors (the “Board”) of BlackRock Funds II approved a change to the Fund’s investment objective to become effective April 8, 2013. The Fund currently has an investment objective “to seek to provide a level of current income that exceeds the average yield on global stocks generally.” This will continue to be an objective of the Fund, however, effective April 8, 2013, the Fund will expand its investment objective to include “long-term capital appreciation.”

Effective April 8, 2013, the following changes are made to the Prospectus of the Fund.

The section of the Prospectus captioned “Fund Overview — Key Facts about BlackRock Global Dividend Income Portfolio — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the BlackRock Global Dividend Income Portfolio (the “Global Dividend Income Portfolio” or the “Fund”) is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BlackRock Global Dividend Income Portfolio (the "Global Dividend Income Portfolio" or the "Fund") is to seek to provide a level of current income that exceeds the average yield on global stocks generally.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Additionally, the Fund seeks to provide long-term capital appreciation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2013